Interest-Bearing Bank Borrowings - Schedule of Interest-Bearing Bank Borrowings (Parentheticals) (Details)		Dec. 31, 2023	Dec. 31, 2022
Non-Revolving Facility, 5.22% interest, due March 22,2023, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[1]	5.22%	5.22%
Non-Revolving Facility, 4.8% interest, due April 24,2023, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[2]	4.80%	4.80%
Non Revolving Facility, 4.2% interest, due March 26, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[3]	4.20%	4.20%
Non Revolving Facility, 4.0% interest, due September 17, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[4]	4.00%	4.00%
Non Revolving Facility, 4.0% interest, due September 18, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[4]	4.00%	4.00%
Non Revolving Facility, 4.0% interest, due April 15, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[2]	4.00%	4.00%
Non Revolving Facility, 6.78% interest, due November 27, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[5]	6.78%	6.78%
Non Revolving Facility, 6.0% interest, due November 14, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[6]	6.00%	6.00%
Non Revolving Facility, 6.3% interest, due December 26, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[5]	6.30%	6.30%
Non Revolving Facility, 4.0% interest, due December 25, 2024, guaranteed [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Interest rate (as a percent)	[7]	4.00%	4.00%

[1]	In March 2022, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 5.22% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of March 22, 2023.
[2]	In October 2022, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.80% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of April 24, 2023. In October 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors.
[3]	In March 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.20% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of March 26, 2024. And in March 2024, Adlai Hangzhou repaid it at the maturity date.
[4]	In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. And in March 2024, Adlai Hangzhou repaid it before the maturity date. In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. And in March 2024, Adlai Hangzhou repaid it before the maturity date.
[5]	In November 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.78% per annum, guaranteed by the company. In December 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 4,000 and at an interest rate of 6.30% per annum, guaranteed by the company.
[6]	In December 2023, the company entered into a non-revolving facility agreement for a facility amount of USD 10,650 and at an interest rate of 6.00% per annum, guaranteed by Adlai Hangzhou.
[7]	In December 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors.